Non-Controlling Interest in Versus LLC	12 Months Ended
Dec. 31, 2020
Disclosure of business combinations [text block] [Abstract]
NON-CONTROLLING INTEREST IN VERSUS LLC
7.	NON-CONTROLLING INTEREST IN VERSUS LLC

As of December 31, 2018, the Company held a 41.3% ownership interest in Versus LLC, a privately held limited liability company organized under the laws of the state of Nevada. The Company consolidates Versus LLC as a result of having full control over the voting shares. Versus LLC is a technology company that is developing a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

On May 21, 2019, the Company acquired an additional 25.2% interest in Versus LLC in exchange for 574,009 common shares of the Company and 287,005 share purchase warrants that are exercisable at $3.20 per share until June 30, 2019. The common shares and the share purchase warrants were determined to have a fair value of $1,882,749 and $156,389, respectively. As a result, the Company increased its ownership interest to 66.5% and recorded the excess purchase price over net identifiable liabilities of $4,644,719 against reserves. The effect on non-controlling interest was a reduction of $2,605,582.

On June 21, 2019, the Company acquired an additional 0.3% interest in Versus LLC in exchange for 2,825 common shares of the Company and 1,412 share purchase warrants that are exercisable at $3.20 per share until June 30, 2019. The common shares and the share purchase warrants were determined to have a fair value of $9,263 and $3,389, respectively. As a result, the Company increased its ownership interest to 66.8% and recorded the excess purchase price over net identifiable assets of $34,714 against reserves. The effect on non-controlling interest was a reduction of $22,061.

The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of December 31, 2020 and 2019:

	2020	2019	2018
Non-controlling interest percentage	33.2%	33.2%	58.7%
	($)	($)	($)
Assets
Current	1,012,081	103,398	72,222
Non-current	2,974,249	3,739,445	3,566,490
	3,986,330	3,842,843	3,638,712

Liabilities
Current	1,325,230	823,285	740,249
Non-current	22,510,724	17,851,531	11,059,323
	23,835,954	18,674,816	11,799,572
Net liabilities	(19,849,624)	(14,831,973)	(8,160,860)
Non-controlling interest	(7,547,035)	(6,024,450)	(5,893,609)
Loss and comprehensive loss	(4,586,099)	(6,671,113)	(7,766,709)
Loss and comprehensive loss attributed to non-controlling interest	(1,522,585)	(2,758,484)	(4,741,694)